Equity	12 Months Ended
Dec. 31, 2024
Equity
Equity

26 Equity

Non-controlling interest

	Profit (Loss)		Equity
(€ million)	2024	2023	December 31, 2024	December 31, 2023
Eni Marine Services SpA			1,924
Eni Plenitude Group	54	3	491	54
EniPower Group	85	86	446	406
Others	1		2
	140	89	2,863	460

In March 2024, Eni Plenitude SpA Società Benefit (Plenitude) and Energy Infrastructure Partners (EIP) closed an investment agreement, with EIP acquiring a non-controlling interest in Plenitude through a capital increase of €588 million. This amount corresponds to 7.6% of Plenitude’s share capital, with an underlying equity book value of €392 million.

Minority interests in Eni Marine Services SpA related to a perpetual subordinated bonds issued in US dollars to finance a Group’s major capital project. The perpetual subordinated bond was recognized among minority interests in consideration of the Group’s unconditional right to avoid transferring cash or other financial assets to the bondholders.

Equity attributable to equity holders of Eni

(€ million)	December 31, 2024	December 31, 2023
Share capital	4,005	4,005
Retained earnings	32,552	32,988
Cumulative currency translation differences	8,081	5,238
Other reserves and equity instruments:
- Perpetual subordinated bonds	5,000	5,000
- Legal reserve	959	959
- Reserve for treasury shares	2,883	2,333
- Reserve for OCI on cash flow hedging derivatives net of tax effect	(612)	36
- Reserve for OCI on defined benefit plans net of tax effect	(91)	(88)
- Reserve for OCI on equity-accounted investments	28	98
- Reserve for OCI on other investments valued at fair value	160	98
- Reserve for convertible bond issue	79	79
Treasury shares	(2,883)	(2,333)
Profit for the year	2,624	4,771
	52,785	53,184

Share capital

As of December 31, 2024, the parent company’s issued share capital consisted of €4,005,358,876 (same amount as of December 31, 2023) represented by 3,284,490,525 ordinary shares without nominal value (3,375,937,893 ordinary shares at December 31, 2023).

On May 15, 2024, Eni’s Shareholders’ Meeting resolved: (i) to distribute available reserves by way of and in place of the payment of the dividend for the year 2024 of €1 per share in four tranches (for an amount equal to €0.25 per share), in September 2024, November 2024, March 2025 and May 2025; (ii) to authorize the Board of Directors pursuant to and for the purposes of Art. 2357 of the Italian Civil Code to proceed with the purchase of shares of the Company, in multiple tranches, for a period up to April 30, 2025, in a maximum number of shares to be purchased equal to 328,000,000 ordinary shares for a total outlay of up to €3.5 billion, of which: (a) up to a maximum of 321,600,000 shares for the purpose of returning cash to shareholders; (b) up to a maximum of 6,400,000 shares to constitute a share provision for the 2024-2026 Employee Stock Ownership Plan; (iii) to authorize the Board of Directors to cancel up to a maximum of 321,600,000 treasury shares which will eventually be acquired based on the shareholders' authorization of the previous point. In execution of these resolutions, as of December 31, 2024, 117,927,640 treasury shares have been acquired for a total value of €1,639 million.

Cumulative foreign currency translation differences

The cumulative foreign currency translation differences arose from the translation of financial statements denominated in currencies other than euro.

Perpetual subordinated hybrid bonds

The hybrid bonds are governed by the English law and are traded on the regulated market of the Luxembourg Stock Exchange. As of December 31, 2024, hybrid bonds amounted to €5 billion (same amount as at December 31, 2023).

The key characteristics of the hybrid bonds are: (i) an issue of €1.5 billion perpetual 5.25-year subordinated non-call hybrid notes with a re-offer price of 99.403% and an annual fixed coupon of 2.625% until the first reset date of January 13, 2026. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 316.7 basis points, increased by an additional 25 basis points as from January 13, 2031 and a subsequent increase of additional 75 basis points as from January 13, 2046; (ii) an issue of €1.5 billion perpetual 9-year subordinated non-call hybrid notes with a re-offer price of 100% and an annual fixed coupon of 3.375% until the first reset date of October 13, 2029. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 364.1 basis points, increased by additional 25 basis points as from October 13, 2034 and a subsequent increase of additional 75 basis points as from October 13, 2049; (iii) an issue of €1 billion perpetual 6-year subordinated non-call hybrid notes with a re-offer price of 100% and an annual fixed coupon of 2.000% until the first reset date of May 11, 2027. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 220.4 basis points, increased by additional 25 basis points as from May 11, 2032 and a subsequent increase of additional 75 basis points as from May 11, 2047; (iv) an issue of €1 billion perpetual 9-year subordinated non-call hybrid notes with a re-offer price of 99.607% and an annual fixed coupon of 2.750% until the first reset date of May 11, 2030. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 277.1 basis points, increased by additional 25 basis points as from May 11, 2035 and a subsequent increase of additional 75 basis points as from May 11, 2050.

Legal reserve

This reserve represents earnings restricted from the payment of dividends pursuant to Article 2430 of the Italian Civil Code. The legal reserve has reached the maximum amount required by the Italian Law.

Reserve for treasury shares

The reserve for treasury shares represents the reserve that was established in previous reporting periods to repurchase the Company shares in accordance with resolutions at Eni’s Shareholders’ Meetings.

Reserves for Other Comprehensive Income

	Reserve for OCI on cash flow hedge derivatives			Reserve for OCI on defined benefit plans			Reserve for OCI on equity-accounted investments*	Reserve for OCI on investments valued at fair value

(€ million)	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve
Reserve as of December 31, 2023	50	(14)	36	(94)	6	(88)	98	98
Changes of the year	(1,034)	299	(735)	8	(4)	4	(70)	62
Currency translation differences				(5)	3	(2)
Changes in scope of consolidation				(30)	25	(5)
Reclassification adjustments	123	(36)	87
Reserve as of December 31, 2024	(861)	249	(612)	(121)	30	(91)	28	160
Reserve as of December 31, 2022	(483)	141	(342)	(20)	(38)	(58)	46	53
Changes of the year	105	(32)	73	(31)	10	(21)	52	45
Currency translation differences				(43)	34	(9)
Reversal to inventories adjustments	(8)	3	(5)
Reclassification adjustments	436	(126)	310
Reserve as of December 31, 2023	50	(14)	36	(94)	6	(88)	98	98

(*) Reserve for OCI on equity-accounted investments at December 31, 2024 includes €1 million relating to defined benefit plans (negative for €1 million at December 31, 2023)

Treasury shares

A total of 203,137,967 of Eni’s ordinary shares (157,115,336 at December 31, 2023) were held in treasury for a total cost of €2,883 million (€2,333 million at December 31, 2023).

During 2024, 142,480,744 shares were acquired, for a total value of €2,003 million, as part of the completion of the 2023 buy-back plan and the execution of the €2 billion 2024 program 80% completed at the balance sheet date, in compliance with the shareholders' authorizations; 91,447,368 treasury shares have been cancelled for a total value of €1,375 million and 1,908,045 treasury shares were assigned free of charge to Eni managers, following the conclusion of the Vesting Period as required by the “Long-Term Monetary Incentive Plan 2020-2022” approved by Eni's Shareholders' Meeting of May 15, 2024.

Distributable reserves

As of December 31, 2024, equity attributable to Eni included distributable reserves of approximately €43 billion.

Reconciliation of profit and equity of the parent company Eni SpA to the consolidated profit and equity

	Profit		Shareholders’ equity
(€ million)	2024	2023	December 31, 2024	December 31, 2023
As recorded in Eni SpA's Financial Statements	6,419	3,272	50,735	51,019
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	(2,029)	3,202	4,338	(814)
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity			153	153
- adjustments to comply with Group accounting policies	(1,722)	(2,266)	1,240	3,774
- elimination of unrealized intercompany profits	(80)	86	(537)	(437)
- deferred taxation	176	566	(281)	(51)
	2,764	4,860	55,648	53,644
Non-controlling interest	(140)	(89)	(2,863)	(460)
As recorded in Consolidated Financial Statements	2,624	4,771	52,785	53,184